Prepayment and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepayment And Other Current Assets [Abstract]
PREPAYMENT AND OTHER CURRENT ASSETS

Note 7 - Prepayment and OTHER CURRENT ASSETS

Prepayment and other current assets consist of prepaid expenses, other receivables, and deposits.

As of December 31, 2022 and December 31, 2021 prepayment and other current assets consisted of the following:

	December 31, 2022	December 31, 2021
Prepaid expenses	$-	$51,301
Loan receivable (1)	1,605,000	400,000
Prepaid input VAT	1,106,489	2,848,547
Deposits and others	224,155	26,577
Total prepayment and other current assets	$2,935,644	$3,326,425

(1)

In 2021, the Company entered into a loan agreement to lend $400,000 loan to AGM Group Ltd., who is the shareholder of the Company holding 20 class A shares. As AGM Group Ltd. (i) held less than 10% of the Company’s securities shares, (ii) was not the company’s management, (iii) could not directly or indirectly control the Company, (iv) could not significantly influence the financial and operating decisions of the Company, the Company is not regarded it as a related party. On April 5, 2022, the Company extended an additional $900,000 loan to AGM Group Ltd. at the interest rate of 1% for one year as working capital support.

On April 10, 2022 and 31 July, 2022, the Company entered into a loan agreement with a third party, Muliang Agriculture Limited, to lend $280,000 and $25,000 at the interest rate of 1% for one year as working capital support.